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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pinnacle Advisers, L.P.

Address:   4965 Preston Park Blvd
           Suite 240, Plano, TX 75093


Form 13F File Number: 028-12894


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Kitt
Title:  Sole member of Pinnacle Fund Management, LLC, its General Partner
Phone:  972-985-2121

Signature,  Place,  and  Date  of  Signing:

/s/ Barry M. Kitt                  Plano, TX                          8/3/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $   100,553.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12801             Barry M. Kitt
----  --------------------  ----------------------------------------------------



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
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                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
China Green Agriculture, Inc            Common            16943W105      248    30,692 SH       DEFINED    1           x      0    0
China Information Security Technoogy    Common            16944F101    8,587 3,002,291 SH       DEFINED    1           x      0    0
Inc
China Transinfo Technology Corp         Common            169453107    4,976 1,063,305 SH       DEFINED    1           x      0    0
Cisco Systems                           Common            17275R102    5,595   300,000 SH  CALL DEFINED    1           x      0    0
Fortress Intl Group Inc.                Common            34958D102    1,028   901,330 SH       DEFINED    1           x      0    0
Heckmann Corp                           Common            422680108   16,472 4,392,645 SH       DEFINED    1           x      0    0
Ishares                                 Russell 2000      464287655   10,216   200,000 SH  CALL DEFINED    1           x      0    0
Ishares                                 Russell 2000      464287655   17,878   350,000 SH  PUT  DEFINED    1           x      0    0
Manitex International Inc               Common            563420108    1,153 1,340,475 SH       DEFINED    1           x      0    0
Parkervision Inc.                       Common            701354102    9,044 2,955,563 SH       DEFINED    1           x      0    0
Proshares TR                            PSHS ULTRA FINL   74347R743    2,027   525,000 SH  CALL DEFINED    1           x      0    0
Proshares TR                            PSHS ULTSH 20YRS  74347R297      331     6,500 SH  CALL DEFINED    1           x      0    0
Proshares TR                            PSHS ULTSH 20YRS  74347R297    7,307   143,500 SH  CALL DEFINED    1           x      0    0
Shaw Group Inc                          Common            820280105    2,741   100,000 SH  CALL DEFINED    1           x      0    0
Zhongpin, Inc.                          Common            98952K107   12,950 1,250,000 SH       DEFINED    1           x      0    0


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